Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flow from operating activities
Net income	$ 17,251	108,573	81,286	83,435
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	354	2,226	(371)	402
Allowance for/(reversal of) doubtful accounts	11	71	624	(1,588)
Depreciation of property, plant and equipment	3,178	20,002	13,906	7,009
Amortization of prepaid land use rights	59	369	353	353
Amortization of intangible assets	442	2,781	1,103	1,100
Amortization of deferred grant income	(218)	(1,374)	(374)	(374)
Share-based compensation expenses	3,367	21,193	24,498	6,560
Non-controlling interest	(66)	(413)	0	0
Realized gain on available-for-sale securities		0	0	(1,611)
Impairment of available-for-sale securities	212	1,334	0	4,624
Foreign currency exchange (gain)/loss, net	(28)	(176)	249	(596)
Deferred income tax expense/(benefit)	(70)	(441)	1,075	(1,591)
Share of (gain)/loss in non-consolidated affiliates	253	1,590	(704)	0
Changes in operating assets and liabilities:
Accounts receivable	(5,651)	(35,560)	(23,605)	(4,146)
Notes receivable	1,335	8,403	(24,381)	(6,425)
Inventories	(891)	(5,609)	(6,312)	(7,658)
Prepaid expenses and other receivables	(1,832)	(11,529)	(5,265)	(459)
Prepayment and non-current deposits	3	16	0	0
Accounts payable	189	1,188	2,294	797
Accrued expenses and other payables	1,918	12,072	4,026	8,148
Income tax payable	1,098	6,908	72	658
Long-term receivables	(82)	(513)	659	0
Deferred Grant income		0	1,000	0
Prepayment to related parties	953	6,000	(12,000)	0
Net cash provided by operating activities	21,785	137,111	58,133	88,638
Cash flow from investing activities
Purchase of property, plant and equipment	(5,542)	(34,883)	(40,821)	(95,802)
Proceeds from disposal of property, plant and equipment	2	14	0	111
Purchase of available-for-sale securities		0	(31,951)	(3,475)
Proceeds from sale of available-for-sale securities		0	0	16,995
Issuance of short-term loan	(318)	(2,000)	(26,400)	0
Repayment of short-term loan	4,195	26,400	0	0
Purchase of intangible assets	(1,286)	(8,097)	(41,277)	0
Prepaid land use rights	(1,561)	(9,826)	0	0
Purchase of time deposits	(63,427)	(399,201)	(463,405)	(727,355)
Proceeds from maturity of time deposits	60,122	378,405	433,451	552,712
Restricted cash for investment in a subsidiary		0	(1,000)	(9,300)
Release of restricted cash for investment in a subsidiary	159	1,000	9,300	0
Investment in non-consolidated affiliates		0	(3,131)	0
Prepayment for investment	(657)	(4,134)	0	0
Net cash used in investing activities	(8,313)	(52,322)	(165,234)	(266,114)
Cash flow from financing activities
Gross proceeds from exercise of stock options	749	4,713	6,763	132
Proceeds from investment by non-controlling interest	1,787	11,250	0	0
Net cash provided by financing activities	2,536	15,963	6,763	132
Effect of foreign currency exchange rate change on cash	(1,301)	(8,189)	(9,179)	874
Net (decrease)/ increase in cash and cash equivalents	14,707	92,563	(109,517)	(176,470)
Cash and cash equivalents, at beginning of year	24,349	153,250	262,767	439,237
Cash and cash equivalents, at end of year	39,056	245,813	153,250	262,767
Supplemental disclosures of cash flow information:
Income taxes paid	(3,379)	(21,264)	(20,279)	(12,669)
Non-cash transactions:
Acquisition of property, plant and equipment included in accrued expenses and other payables	$ (585)	(3,680)	(6,923)	(5,385)